Prepayment for CIP Project (Tables)	6 Months Ended
Mar. 31, 2024
Prepayment for CIP Project [Abstract]
Schedule of Future Minimum Capital Expenditures	As of March 31, 2024, future minimum capital expenditures on the Company’s CIP project are estimated as follows:
Twelve months ending March 31,	Capital Expenditure on CIP

2025	$3,427,835
2026	8,697,700
2027	1,142,612
Total	$13,268,147